Note 10 - Long-tern Debt - Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 18,000
Thereafter	0
Long-Term Debt, Total	$ 18,000	$ 18,000